Segment Information (Details) - Schedule of Information by Segment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
REVENUE	$ 869,935	$ 1,073,351	$ 568,620
GROSS PROFIT	696,987	842,267	427,318
NET LOSS FROM CONTINUING OPERATIONS	(4,391,980)	(5,664,379)	(7,117,307)
DEPRECIATION AND AMORTIZATION	45,782	66,428	40,130
CAPITAL EXPENDITURE	970	3,792	37,068
TOTAL ASSETS	156,987,220	11,415,507
Market data services and consulting services [Member]
Segment Reporting Information [Line Items]
REVENUE	824,098	696,668	176,262
GROSS PROFIT	660,399	542,167	34,960
NET LOSS FROM CONTINUING OPERATIONS	(1,495,023)	(2,850,985)	(4,075,518)
DEPRECIATION AND AMORTIZATION	45,782	66,428	40,130
CAPITAL EXPENDITURE	970	3,792	37,068
TOTAL ASSETS	7,586,067	8,910,311
Introducing broker services [Member]
Segment Reporting Information [Line Items]
REVENUE	45,837	376,683	392,358
GROSS PROFIT	36,588	300,100	392,358
NET LOSS FROM CONTINUING OPERATIONS	(402,500)	(623,782)	(451,204)
DEPRECIATION AND AMORTIZATION
CAPITAL EXPENDITURE
TOTAL ASSETS	325,115	719,651
Unallocated [Member]
Segment Reporting Information [Line Items]
REVENUE
GROSS PROFIT
NET LOSS FROM CONTINUING OPERATIONS	(2,456,947)	(2,189,612)	(2,590,585)
DEPRECIATION AND AMORTIZATION
CAPITAL EXPENDITURE
TOTAL ASSETS	$ 149,076,038	$ 1,785,545